Restructuring Activities (Tables)	12 Months Ended
Dec. 28, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
Our net liability balance for restructuring project costs that qualify as exit and disposal costs under U.S. GAAP (i.e., severance and employee benefit costs and other exit costs) was (in millions):

	Severance and Employee Benefit Costs	Other Exit Costs	Total
Balance at December 29, 2018	$32	$33	$65
Charges/(credits)	15	1	16
Cash payments	(21)	(10)	(31)
Non-cash utilization	(4)	—	(4)
Balance at December 28, 2019	$22	$24	$46

Restructuring Costs by Type and Income Statement Location
Total expense/(income) related to restructuring activities, including the Integration Program, by income statement caption, were (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Severance and employee benefit costs - COGS	$(3)	$12	$9
Severance and employee benefit costs - SG&A	14	32	26
Severance and employee benefit costs - Other expense/(income)	4	6	(149)
Asset-related costs - COGS	29	59	191
Asset-related costs - SG&A	8	36	26
Other costs - COGS	22	123	264
Other costs - SG&A	32	35	67
Other costs - Other expense/(income)	2	157	—
	$108	$460	$434

Restructuring Costs Excluded from Segments	The pre-tax impact of allocating such expenses to our segments would have been (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
United States	$37	$205	$270
International	29	41	69
Canada	18	176	34
General corporate expenses	24	38	61
	$108	$460	$434